Long-Term Debt - Additional Information - Senior Bonds (Details)	1 Months Ended	3 Months Ended
	May 31, 2014 USD ($)	Nov. 30, 2013 USD ($) vessel	Dec. 31, 2017 USD ($)	Aug. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt			$ 3,123,728,000		$ 3,182,894,000
Aggregate principal amount			3,173,229,000		$ 3,237,703,000
Bonds | Senior Bonds due in June 2024
Debt Instrument [Line Items]
Debt instrument, face amount						$ 30,000,000
Carrying amount of debt			$ 22,000,000
Fixed interest rate			4.27%
Bonds | 10-Year Senior Secured Bonds
Debt Instrument [Line Items]
Debt instrument, face amount		$ 174,200,000
Carrying amount of debt			$ 140,700,000
Fixed interest rate		4.96%
Debt instrument term (in years)		10 years
Number of vessels | vessel		2
Bonds | Senior Unsecured Bonds due in August 2022
Debt Instrument [Line Items]
Debt instrument, face amount				$ 250,000,000.0
Aggregate principal amount			250,000,000
Interest rate, percentage				7.125%
Bonds | U.S. Dollar Bonds due through 2022
Debt Instrument [Line Items]
Debt instrument, face amount	$ 300,000,000
Fixed interest rate	6.00%
Debt instrument term (in years)	5 years
Aggregate principal amount			$ 300,000,000